ACQUISITION (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Revenue	$ 372,426	$ 987,494	$ 557,340	$ 1,800,437
Net (loss) income and comprehensive (loss) income	$ (810,418)	$ 833,706	$ (2,592,024)	$ 1,314,766